Related parties - Transactions with related parties (Details) - MXN ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure of transactions between related parties
Guarantees provided	$ 0
guarantees received	0
Provision for expected credit losses				$ 0
Frontier
Disclosure of transactions between related parties
Code-share	8,358
Aeromantenimiento, S.A.
Disclosure of transactions between related parties
Aircraft and engine maintenance	341,726	$ 249,266	$ 304,399
Technical support	4,796	8,088	8,105
One Link, S.A. de C.V.
Disclosure of transactions between related parties
Call center fees and other fees	$ 4,800	$ 202,689	$ 173,197